Equity Method Investment in Change Healthcare LLC (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information of the Joint Venture

Summarized financial information of the Joint Venture is as follows:

	Six Months Ended September 30,
	2019	2018
Statement of Operations Data:
Total revenue	$1,651,367	$1,623,453
Cost of operations (exclusive of depreciation and amortization)	$658,181	$664,993
Customer postage	$115,594	$127,962
Net income (loss)	$71,785	$125,946

Summarized financial information of the Joint Venture is as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period of June 22, 2016 (inception) to March 31, 2017
Statement of Operations Data:
Net revenue	$3,281,729	$3,298,843	$309,587
Cost of operations (exclusive of depreciation and amortization)	$1,354,655	$1,407,893	$133,688
Customer postage	$238,618	$274,397	$26,132
Net income (loss)	$176,670	$192,442	$(83,592)

	March 31, 2019	March 31, 2018
Balance Sheet Data (at period end):
Current assets	$980,463	$901,712
Long-term assets	$5,223,675	$5,299,215
Current liabilities	$889,783	$969,495
Long-term liabilities	$6,219,141	$6,297,612